LONG TERM LOANS (Details) (Mortgages [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Mortgage Loan One [Member] USD ($)	Dec. 31, 2014 Mortgage Loan One [Member] CHF	Dec. 31, 2014 Mortgage Loan Two [Member] USD ($)	Dec. 31, 2014 Mortgage Loan Two [Member] CHF
Debt Instrument [Line Items]
Face amount		18,800		100,000
Variable interest rate spread	0.80%	0.80%
Interest rate			0.83%	0.83%
Annual principal payment				2,000
Long-term Debt, Fiscal Year Maturity [Abstract]
2015 (current maturity)	380		2,021
2016	380		2,021
2017	380		2,021
2018	380		2,021
2019	380		2,021
2020 and thereafter	15,198		85,278
Long-term debt	$ 16,718		$ 93,362